ALLIANCE
                           --------------------------
                               VARIABLE PRODUCTS
                           --------------------------
                                  SERIES FUND
                           --------------------------
                              HIGH-YIELD PORTFOLIO
                           --------------------------

                               SEMI-ANNUAL REPORT
                                 JUNE 30, 2002



                          INVESTMENT PRODUCTS OFFERED
                          ---------------------------
                           o  ARE NOT FDIC INSURED
                           o  MAY LOSE VALUE
                           o  ARE NOT BANK GUARANTEED
                          ---------------------------

HIGH-YIELD PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2002 (unaudited)                Alliance Variable Products Series Fund
_______________________________________________________________________________

                                              Principal
                                                 Amount
                                                   (000)    U.S. $ Value
-------------------------------------------------------------------------------
CORPORATE DEBT OBLIGATIONS-74.0%
AEROSPACE/DEFENSE-0.9%
Sequa Corp.
  9.00%, 8/01/09                                   $160      $   161,600
Transdigm, Inc.
  10.375%, 12/01/08                                  35           36,050
  10.375%, 12/01/08 (a)                              80           82,400
                                                             ------------
                                                                 280,050

AIR TRANSPORTATION-0.4%
Dunlop Standard Aero Holdings
  11.875%, 5/15/09                                  125          132,500

AUTOMOTIVE-2.0%
ArvinMeritor, Inc.
  8.75%, 3/01/12                                    100          107,362
Collins & Aikman Products
  10.75%, 12/31/11 (a)                              105          106,050
Dana Corp.
  10.125%, 3/15/10 (a)                              120          123,000
Dura Operating Corp.
  9.00%, 5/01/09                                    160          156,000
Stoneridge, Inc.
  11.50%, 5/01/12 (a)                                75           76,125

United Auto Group, Inc.
  9.625%, 3/15/12 (a)                                75           75,750
                                                             ------------
                                                                 644,287

BANKING-1.1%
Cho Hung Bank Co., Ltd.
  11.875%, 4/01/10 (a)                              240          275,597
Hanvit Bank
  12.75%, 3/01/10 (a)                                70           82,337
                                                             ------------
                                                                 357,934

BROADCASTING/MEDIA-4.5%
Allbritton Communications Co.
  8.875%, 2/01/08                                   120          124,200
American Media Operations, Inc.
  10.25%, 5/01/09                                   110          116,050
Corus Entertainment, Inc.
  8.75%, 3/01/12 (a)                                 75           75,375
Fox Family Worldwide, Inc.
  9.25%, 11/01/07                                   500          531,250
  10.25%, 11/01/07                                  136          145,401
Mediacom Broadband LLC
  11.00%, 7/15/13                                   125          117,500
Paxson Communications Corp.
  10.75%, 7/15/08                                   105          101,325
Sinclair Broadcast Group, Inc.
  8.00%, 3/15/12 (a)                                100           99,000
  8.75%, 12/15/11 (a)                                75           75,375
Time Warner Telecom, Inc.
  10.125%, 2/01/11                                  185           87,875
                                                             ------------
                                                               1,473,351

BUILDING/REAL ESTATE-3.0%
Associated Materials, Inc.
  9.75%, 4/15/12 (a)                                 35          $36,050
Beazer Homes USA, Inc.
  8.375%, 4/15/12 (a)                               110          111,650
D.R. Horton, Inc.
  8.00%, 2/01/09                                     95           95,000
  10.50%, 4/01/05                                    40           42,700
LNR Property Corp.
  10.50%, 1/15/09                                   370          379,250
Meritage Corp.
  9.75%, 6/01/11                                    120          125,100
Schuler Homes, Inc.
  10.50%, 7/15/11                                   180          193,500
                                                             ------------
                                                                 983,250

CABLE-6.5%
Adelphia Communications Corp.
  10.875%, 10/01/10 (c)                             545          218,000
Charter Communications Holdings LLC
  12.125%, 1/15/12 (a)                              790          256,750
  9.625%, 11/15/09 (a)                               60           40,200
  9.625%, 11/15/09 (a)                               35           23,450
  10.00%, 5/15/11                                   105           71,400
  10.75%, 10/01/09                                  575          406,812
  11.75%, 5/15/11 (b)                               785          274,750
CSC Holdings, Inc.
  7.625%, 7/15/18                                   100           73,373
EchoStar DBS Corp.
  9.25%, 2/01/06                                    300          277,500
  9.375%, 2/01/09                                   280          260,400
Innova S. de R.L.
  12.875%, 4/01/07                                  300          234,750
                                                             ------------
                                                               2,137,385

CHEMICALS-4.3%
Avecia Group Plc
  11.00%, 7/01/09                                   280          280,000
Equistar Chemicals LP
  10.125%, 9/01/08                                  130          124,800
Ferro Corp.
  9.125%, 1/01/09                                    85           91,447
Georgia Gulf Corp.
  10.375%, 11/01/07                                 175          188,125
Huntsman ICI Chemicals LLC
  10.125%, 7/01/09                                  355          319,500
Lyondell Chemical Co.
  9.50%, 12/15/08                                    50           46,750
  9.625%, 5/01/07                                    40           38,300
  10.875%, 5/01/09                                  370          329,300
                                                             ------------
                                                               1,418,222


1

HIGH-YIELD PORTFOLIO
PORTFOLIO OF INVESTMENTS
(continued)                              Alliance Variable Products Series Fund
_______________________________________________________________________________

                                              Principal
                                                 Amount
                                                   (000)    U.S. $ Value
-------------------------------------------------------------------------------
COMMUNICATIONS-FIXED-0.9%
Intermedia Communications, Inc.
  11.25%, 7/15/07 (b)                              $ 65      $    20,475
Qwest Capital Funding, Inc.
  7.25%, 2/15/11                                    455          257,075
                                                             ------------
                                                                 277,550

COMMUNICATIONS-MOBILE-5.0%
American Cellular Corp.
  9.50%, 10/15/09                                   220           40,700
Dobson/Sygnet Communications
  12.25%, 12/15/08                                  320          193,600
Iridium Capital Corp. LLC
  14.00%, 7/15/05 (c)                               550           33,000
Microcell Telecommunications, Inc.
  14.00%, 6/01/06                                   260           22,100
Nextel Communications, Inc.
  5.25%, 1/15/10                                    200           83,750
  9.375%, 11/15/09                                  100           51,000
  9.95%, 2/15/08                                    280          135,100
  10.65%, 9/15/07 (b)                               225          123,187
Nextel Partners, Inc.
  11.00%, 3/15/10                                   135           54,338
  12.50%, 11/15/09 (a)                              105           44,625
Price Communications Wireless, Inc.
  9.125%, 12/15/06                                  165          172,631
PTC International Finance II, SA
  11.25%, 12/01/09                                  200          210,000
Rural Cellular Corp.
  9.75%, 1/15/10 (a)                                230          111,550
TeleCorp PCS, Inc.
  10.625%, 7/15/10                                  113          106,220
Tritel PCS, Inc.
  10.375%, 1/15/11                                  104           95,160
Triton PCS, Inc.
  8.75%, 11/15/11                                    65           40,300
  11.00%, 5/01/08                                   185          115,625
                                                             ------------
                                                               1,632,886

CONGLOMERATES-0.1%
Netia Holdings BV
  11.25%, 11/01/07 (b)(c)                           125           20,625
CONSUMER MANUFACTURING-1.4%
Collins & Aikman Floor Cover
  9.75%, 2/15/10 (a)                                 80           82,000
Johnsondiversey, Inc.
  9.625%, 5/15/12 (a)                                55           57,750
Pennzoil-Quaker State Co.
  10.00%, 11/01/08 (a)                              115          135,269
Playtex Products, Inc.
  9.375%, 6/01/11                                   115          122,475
Remington Products Co. LLC
  11.00%, 5/15/06                                    85           65,450
                                                             ------------
                                                                 462,944

ENERGY-2.0%
Grey Wolf, Inc.
  8.875%, 7/01/07                                    60           61,800
Petrobras International Finance Co.
  9.125%, 2/01/07 (a)                               115           89,987
PG&E National Energy Group
  10.375%, 5/16/11                                  215          219,680
Pride International, Inc.
  9.375%, 5/01/07                                    60           62,850
Range Resources Corp.
  8.75%, 1/15/07 (a)                                 65           66,300
Tesoro Petroleum Corp.
  9.625%, 11/01/08                                   65           60,450
  9.625%, 4/01/12 (a)                               110          101,200
                                                             ------------
                                                                 662,267

ENTERTAINMENT & LEISURE-2.2%
Regal Cinemas, Inc.
  9.375%, 2/01/12 (a)                                65           67,600
Royal Caribbean Cruises, Ltd.
  8.75%, 2/02/11                                    270          254,245
Six Flags, Inc.
  9.50%, 2/01/09 (a)                                175          179,375
  9.75%, 6/15/07                                    130          133,900
  10.00%, 4/01/08 (b)                                85           83,300
                                                             ------------
                                                                 718,420
FINANCIAL-3.1%
Fairfax Financial Holdings, Ltd.
  7.375%, 4/15/18                                    55           36,242
  7.75%, 7/15/37                                     50           31,056
  8.25%, 10/01/15                                    30           20,578
Finova Group, Inc.
  7.50%, 11/15/09                                   225           75,375
Intrawest Corp.
  10.50%, 2/01/10                                   225          235,125
iStar Financial, Inc.
  8.75%, 8/15/08                                    130          129,073
Markel Capital Trust I
  8.71%, 1/01/46                                    210          172,973
PXRE Capital Trust I
  8.85%, 2/01/27                                    175          131,250
Western Financial Bank
  9.625%, 5/15/12                                   125          125,000
Williams Scotsman, Inc.
  9.875%, 6/01/07 (a)                                55           52,800
                                                             ------------
                                                               1,009,472


2

                                         Alliance Variable Products Series Fund
_______________________________________________________________________________

                                              Principal
                                                 Amount
                                                   (000)    U.S. $ Value
-------------------------------------------------------------------------------
FOOD/BEVERAGE-0.4%
B&G Foods, Inc.
  9.625%, 8/01/07 (a)                              $ 35      $    36,050
Del Monte Corp.
  9.25%, 5/15/11                                     50           52,250
DIMON, Inc.
  9.625%, 10/15/11                                   35           36,838
                                                             ------------
                                                                 125,138

GAMING-4.6%
Argosy Gaming Co.
  9.00%, 9/01/11                                     50           51,563
Boyd's Gaming Corp.
  9.25%, 8/01/09                                    145          155,150
Harrahs Operating Co., Inc.
  7.875%, 12/15/05                                   80           82,400
Mandalay Resort Group
  10.25%, 8/01/07                                   195          205,481
MGM Mirage, Inc.
  8.375%, 2/01/11                                   175          176,750
Mohegan Tribal Gaming Authority
  8.375%, 7/01/11 (a)                               165          169,331
  8.75%, 1/01/09                                     60           62,475
Park Place Entertainment Corp.
  7.875%, 3/15/10 (a)                                90           89,775
  9.375%, 2/15/07                                   300          314,250
Sun International Hotels, Ltd.
  8.875%, 8/15/11 (a)                               170          174,462
  8.875%, 8/15/11 (a)                                35           35,919
                                                             ------------
                                                               1,517,556

HEALTHCARE-4.3%
Advanced Medical Optics, Inc.
  9.25%, 7/15/10 (a)                                 50           49,250
Concentra Operating Corp.
  13.00%, 8/15/09                                   215          244,025
Extendicare Health Services, Inc.
  9.50%, 7/01/10 (a)                                 50           50,125
Hanger Orthopedic Group, Inc.
  10.375%, 2/15/09 (a)                               55           57,475
HCA-The Healthcare Co.
  7.875%, 2/01/11                                   265          285,851
Iasis Healthcare Corp.
  13.00%, 10/15/09                                  255          269,025
PacifiCare Health Systems, Inc.
  10.75%, 6/01/09 (a)                               160          164,600
Rotech Healthcare, Inc.
  9.50%, 4/01/12 (a)                                 75           76,875
Triad Hospitals, Inc.
  8.75%, 5/01/09                                     65           68,250
  11.00%, 5/15/09                                    70           77,350
Vanguard Health Systems, Inc.
  9.75%, 8/01/11                                     60           62,850
                                                             ------------
                                                               1,405,676

HOME FURNISHINGS-0.4%
Sealy Mattress Co.
  9.875%, 12/15/07                                  140          141,400
HOTEL/LODGING-3.8%
Extended Stay America, Inc.
  9.875%, 6/15/11                                   245          251,125
Felcor Lodging LP
  8.50%, 6/01/11                                     35           34,475
  9.50%, 9/15/08                                    115          117,300
Host Marriott LP
  9.25%, 10/01/07                                   340          343,400
  9.50%, 1/15/07 (a)                                165          167,269
Meristar Hospitality
  9.125%, 1/15/11 (a)                               145          139,200
  10.50%, 6/15/09 (a)                                75           76,125
Vail Resorts, Inc.
  8.75%, 5/15/09                                     95           95,475
                                                             ------------
                                                               1,224,369

INDUSTRIAL-4.5%
Airgas, Inc.
  9.125%, 10/01/11                                   60           63,600
Amtrol, Inc.
  10.625%, 12/31/06                                 145          116,000
Applied Extrusion
Technologies, Inc.
10.75%, 7/01/11                                     180          162,900
Flowserve Corp.
  12.25%, 8/15/10                                   120          136,200
H&E Equipment Services, Inc.
  11.125%, 6/15/12 (a)                               90           87,300
LIN Holdings Co.
  10.00%, 3/01/08 (b)                               335          309,875
NMHG Holding Co.
  10.00%, 5/15/09 (a)                                45           45,675
Resolution Performance
Products LLC
  13.50%, 11/15/10                                  130          146,250
Russell-Stanley Holdings, Inc.(a)                10,000                0
  9.00%, 11/30/08 (a) (e)                            70           52,457
Service Corp. International
  6.00%, 12/15/05                                   105           96,600
  6.30%, 3/15/03                                     10            9,950
  6.50%, 3/15/08                                     55           49,225
  7.70%, 4/15/09                                    125          118,125
TriMas Corp.
  9.875%, 6/15/12 (a)                                70           70,700
                                                             ------------
                                                               1,464,857


3

HIGH-YIELD PORTFOLIO
PORTFOLIO OF INVESTMENTS
(continued)                              Alliance Variable Products Series Fund
_______________________________________________________________________________

                                              Shares or
                                              Principal
                                                 Amount
                                                   (000)    U.S. $ Value
-------------------------------------------------------------------------------
MINING & METALS-1.0%
Commonwealth Industries, Inc.
  10.75%, 10/01/06                                $   5      $     5,050
Earle M. Jorgensen Co.
  9.75%, 6/01/12 (a)                                105          105,000
Steel Dynamics, Inc.
  9.50%, 3/15/09 (a)                                 80           84,800
United States Steel LLC
  10.75%, 8/01/08 (a)                               125          130,625
                                                             ------------
                                                                 325,475

PAPER/PACKAGING-4.1%
Doman Industries, Ltd.
  12.00%, 7/01/04                                    65           60,125
Owens-Brockway Glass Container
  8.875%, 2/15/09 (a)                               240          241,200
Owens-Illinois, Inc.
  7.80%, 5/15/18                                     85           71,400
  7.85%, 5/15/04                                     85           82,237
Plastipak Holdings, Inc.
  10.75%, 9/01/11 (a)                               180          198,450
Pliant Corp. warrants, expiring 6/01/10 (a)(d)       50              513
Riverwood International Corp.
  10.625%, 8/01/07                                  150          158,625
Sealed Air Corp.
  8.75%, 7/01/08 (a)                                190          196,345
Stone Container Corp.
  9.25%, 2/01/08                                     70           74,025
  9.75%, 2/01/11                                    250          268,750
                                                             ------------
                                                               1,351,670

PETROLEUM PRODUCTS-0.5%
Frontier Oil Corp.
  11.75%, 11/15/09                                  150          160,125

PUBLIC UTILITIES-ELECTRIC & GAS-1.2%
AES Corp.
  8.875%, 2/15/11                                    80           50,000
  9.375%, 9/15/10                                   245          160,475
Mission Energy Holding Co.
  13.50%, 7/15/08                                   170          171,700
                                                             ------------
                                                                 382,175

RETAIL-1.9%
Advance Stores Co., Inc.
  10.25%, 4/15/08                                   105          110,775
Jostens, Inc.
  12.75%, 5/01/10                                   275
309,375
  warrants, expiring 5/01/10 (a)(d)                 200            3,050
Rite Aid Corp.
  11.25%, 7/01/08                                   240          188,400
                                                             ------------
                                                                 611,600

SERVICES-7.1%
Alderwoods Group, Inc.
  11.00%, 1/02/07                                    80           80,800
  12.25%, 1/02/09                                   145          150,075
Allied Waste North America, Inc.
  8.50%, 12/01/08                                   150          145,500
  8.875%, 4/01/08                                   180          177,300
  10.00%, 8/01/09                                   875          864,132
Avis Rent a Car, Inc.
  11.00%, 5/01/09                                   250          273,750
Coinmach Corp.
  9.00%, 2/01/10 (a)                                 75           76,500
Corrections Corp. of America
  9.875%, 5/01/09 (a)                                50           51,750
Intertek Finance Plc
  10.25%, 11/01/06                                  200          211,200
Iron Mountain, Inc.
  8.625%, 4/01/13                                   235          241,463
Stewart Enterprises, Inc.
  10.75%, 7/01/08                                    50           55,500
                                                             ------------
                                                               2,327,970

SUPERMARKET/DRUG-0.8%
Fleming Cos., Inc.
  9.875%, 5/01/12 (a)                               180          171,000
  10.625%, 7/31/07                                   10            9,850
Roundy's, Inc.
  8.875%, 6/15/12 (a)                                55           55,138
Stater Bros. Holdings, Inc.
  10.75%, 8/15/06                                    20           20,700
                                                             ------------
                                                                 256,688

TECHNOLOGY-2.0%
Fairchild Semiconductor Corp.
  10.125%, 3/15/07                                  225          237,517
  10.50%, 2/01/09                                   100          107,000
Filtronic Plc
  10.00%, 12/01/05                                  245          226,625
ON Semiconductor Corp.
  12.00%, 5/15/08 (a)                                90           81,000
                                                             ------------
                                                                 652,142

Total Corporate Debt Obligations
  (cost $27,012,442)
              24,157,984

SOVEREIGN DEBT OBLIGATIONS-3.1%
Russian Federation
  5.00%, 3/31/30                                    255          177,544
  5.00%, 3/31/30 (a)                                250          174,062
United Mexican States
  11.375%, 9/15/16                                  540          665,550
  (cost $974,814)                                              1,017,156



4

HIGH-YIELD PORTFOLIO
PORTFOLIO OF INVESTMENTS
(continued)                              Alliance Variable Products Series Fund
_______________________________________________________________________________

                                              Shares or
                                              Principal
                                                 Amount
                                                   (000)    U.S. $ Value
-------------------------------------------------------------------------------
PREFERRED STOCKS-2.9%
CABLE-1.5%
CSC Holdings, Inc.
  11.125%, 4/01/08                                5,727      $   367,960
  11.75%, 10/01/07                                1,500          100,875
                                                             ------------
                                                                 468,835

CHEMICALS-0.1%
Avecia Group Plc
  16.00%, 7/01/10 (e)                             1,600           38,000
COMMUNICATIONS-FIXED-0.2%
Broadwing Communications, Inc.
  12.50%, 8/15/09                                   280           42,700
Global Crossing Holdings, Ltd.
  10.50%, 6/01/02 (c)                             5,262                0
Intermedia Communications, Inc.
  13.50%, 3/31/09 (e)                               343           17,150
                                                             ------------
                                                                  59,850

COMMUNICATIONS-MOBILE-0.3%
Nextel Communications, Inc.
  11.125%, 2/15/03 (e)                              383           99,580
FINANCIAL-0.8%
Sinclair Broadcast Group, Inc.
  11.625%                                           250           26,031
Sovereign Real Estate Investor Trust
  12.00%, 8/29/49 (a)                               215          240,263
                                                             ------------
                                                                 266,294

Total Preferred Stocks
  (cost $2,225,268)                                              932,559

SHORT-TERM INVESTMENT-17.6%
TIME DEPOSIT-17.6%
State Street Euro Dollar
  1.25%, 7/01/02
  (cost $5,733,000)                              $5,733        5,733,000

TOTAL INVESTMENTS-97.6%
  (cost $35,945,524)                                          31,840,699
Other assets less liabilities-2.4%                               792,663
NET ASSETS-100%                                              $32,633,362


(a) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally applied to certain qualified buyers. At June 30, 2002, the aggregate market value of these securities amounted to $5,879,849 or 18.0% of net assets.

(b) Indicates a security that has a zero coupon that remains in effect until a predetermined date at which time the stated coupon rate becomes effective until final maturity.

(c)  Security is in default and is non-income producing.

(d)  Non-income producing security.

(e)  PIK (Paid-in-kind) preferred quarterly stock payments.

     See Notes to Financial Statements.


5

HIGH-YIELD PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2002 (unaudited)                Alliance Variable Products Series Fund
_______________________________________________________________________________

ASSETS
  Investments in securities, at value (cost $35,945,524)          $ 31,840,699
  Cash                                                                     766
  Dividends and interest receivable                                    737,719
  Receivable for investment securities sold                             87,445
  Other assets                                                          16,380
  Total assets                                                      32,683,009

LIABILITIES
  Advisory fee payable                                                  21,002
  Accrued expenses                                                      28,645
  Total liabilities                                                     49,647

NET ASSETS                                                        $ 32,633,362

COMPOSITION OF NET ASSETS
  Capital stock, at par                                           $      5,013
  Additional paid-in capital                                        49,747,747
  Undistributed net investment income                                1,225,871
  Accumulated net realized loss on investment and foreign
    currency transactions                                          (14,240,444)
  Net unrealized depreciation of investments                        (4,104,825)
                                                                  $ 32,633,362
Class A Shares
  Net assets                                                      $ 32,633,362
  Shares of capital stock outstanding                                5,012,724
  Net asset value per share                                       $       6.51


See Notes to Financial Statements.


6

HIGH-YIELD PORTFOLIO
STATEMENT OF OPERATIONS
Six Months Ended June 30, 2002 (unaudited)

                                         Alliance Variable Products Series Fund
_______________________________________________________________________________

INVESTMENT INCOME
  Interest                                                         $ 1,337,520
  Dividends                                                             56,095
  Total investment income                                            1,393,615

EXPENSES
  Advisory fee                                                         125,080
  Custodian                                                             46,740
  Administrative                                                        34,500
  Audit and legal                                                        6,132
  Printing                                                               3,003
  Directors' fees                                                          900
  Transfer agency                                                          452
  Miscellaneous                                                          5,802
  Total expenses                                                       222,609
  Less: expenses waived and reimbursed (see Note B)                    (57,429)
  Net expenses                                                         165,180
  Net investment income                                              1,228,435

REALIZED AND UNREALIZED LOSS ON INVESTMENT TRANSACTIONS
  Net realized loss on investment transactions                      (1,512,090)
  Net change in unrealized appreciation/depreciation of
    investments (2,384,006)
  Net loss on investment transactions                               (3,896,096)

NET DECREASE IN NET ASSETS FROM OPERATIONS                         $(2,667,661)


See Notes to Financial Statements.


7

HIGH-YIELD PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS       Alliance Variable Products Series Fund
_______________________________________________________________________________

                                                  Six Months
                                                     Ended         Year Ended
                                                 June 30, 2002     December 31,
                                                  (unaudited)          2001
                                                --------------   --------------

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income                            $ 1,228,435    $  2,168,710
  Net realized loss on investment transactions      (1,512,090)     (2,876,948)
  Net change in unrealized appreciation/
    depreciation of investments                     (2,384,006)      1,321,559
  Net increase (decrease) in net assets
    from operations                                 (2,667,661)        613,321

DIVIDENDS TO SHAREHOLDERS FROM
  Net investment income
    Class A                                         (2,125,869)     (2,037,954)

CAPITAL STOCK TRANSACTIONS
  Net increase                                       6,143,512      10,375,324
  Total increase                                     1,349,982       8,950,691

NET ASSETS
  Beginning of period                               31,283,380      22,332,689
  End of period (including undistributed net
    investment income of $1,225,871 and
    $2,123,305, respectively)                      $32,633,362    $ 31,283,380


See Notes to Financial Statements.


8

HIGH-YIELD PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
June 30, 2002 (unaudited)                Alliance Variable Products Series Fund
_______________________________________________________________________________

NOTE A: Significant Accounting Policies

The High-Yield Portfolio (the "Portfolio") is a series of Alliance Variable Products Series Fund, Inc. (the "Fund"). The Portfolio's investment objective is to seek to earn the highest level of current income without assuming undue risk by investing principally in high-yielding, fixed-income securities rated Baa or lower by Moody's or BBB or lower by S&P Duff &Phelps or Fitch or, if unrated of comparable quantity. The Fund was incorporated in the State of Maryland on November 17, 1987, as an open-end series investment company. The Fund offers nineteen separately managed pools of assets which have differing investment objectives and policies. The Portfolio offers Class A and Class B shares. As of June 30, 2002, the Portfolio had only Class A shares outstanding.

The Portfolio offers and sells its shares only to separate accounts of certain life insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies. Sales are made without a sales charge at the Portfolio's net asset value per share.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolio.

1. Security Valuation

Portfolio securities traded on a national securities exchange or on a foreign securities exchange (other than foreign securities exchanges whose operations are similar to those of the United States over-the-counter market) or on The Nasdaq Stock Market, Inc., are generally valued at the last reported sales price or if no sale occurred, at the mean of the closing bid and asked price on that day. Readily marketable securities traded in the over-the-counter market, securities listed on a foreign securities exchange whose operations are similar to the U.S. over-the-counter market, and securities listed on a national securities exchange whose primary market is believed to be over-the-counter (but excluding securities traded on The Nasdaq Stock Market, Inc.) are valued at the mean of the current bid and asked price. U.S. government and fixed income securities which mature in 60 days or less are valued at amortized cost, unless this method does not represent fair value. Securities for which current market quotations are not readily available are valued at their fair value as determined in good faith by, or in accordance with procedures adopted by, the Board of Directors. Fixed income securities may be valued on the basis of prices obtained from a pricing service when such prices are believed to reflect the fair market value of such securities.

2. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked price of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated at rates of exchange prevailing when accrued.

Net realized gains and losses on foreign currency transactions represent foreign exchange gains and losses from sales and maturities of securities and forward exchange currency contracts, holdings of foreign currencies, exchange gains and losses realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding tax reclaims recorded on the Portfolio's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of investments and foreign currency denominated assets and liabilities.

3. Taxes

It is the Portfolio's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

4. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Investment transactions are accounted for on the date securities are purchased or sold. The Portfolio amortizes premiums and accretes discounts as adjustments to interest income. Investment gains and losses are determined on the identified cost basis.

5. Income and Expenses

Expenses attributable to a single portfolio are charged to that portfolio. Expenses of the Fund are charged to each portfolio in proportion to net assets. All income earned and expenses incurred by a portfolio, with multi-class shares outstanding, are borne on a pro-rata basis by each


9

HIGH-YIELD PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)                              Alliance Variable Products Series Fund
_______________________________________________________________________________

outstanding class of shares, based on the proportionate interest in the portfolio represented by the net assets of such class, except that the portfolio's Class B shares bear the distribution fees.

6. Dividends and Distributions

The Portfolio declares and distributes dividends and distributions from net investment income and net realized gains, respectively, if any, at least annually. Income dividends and capital gains distributions to shareholders are recorded on the ex-dividend date.

Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with accounting principles generally accepted in the United States. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B: Advisory Fee and Other Transactions with Affiliates

Under the terms of an investment advisory agreement, the Portfolio pays Alliance Capital Management L.P. (the "Adviser"), an investment advisory fee at an annualized rate of .75% of the Portfolio's average daily net assets. Pursuant to the advisory agreement, the Portfolio paid $34,500 to the Adviser representing the cost of certain legal and accounting services provided to the Portfolio by the Adviser for the six months ended June 30, 2002.

Prior to May 1, 2002, the Adviser agreed to waive its fee and to reimburse the additional operating expenses ("Expense Limitation Undertaking") to the extent necessary to limit total operating expenses on an annual basis to .95% of the average daily net assets for Class A shares. The Adviser terminated the Expense Limitation Undertaking effective May 1, 2002. Any expense waivers or reimbursements are accrued daily and paid monthly. For the six months ended June 30, 2002, the Adviser waived fees in the amount of $34,500 and reimbursed additional expenses in the amount of $22,929.

The Portfolio compensates Alliance Global Investor Services, Inc., a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $452 for the six months ended June 30, 2002.

NOTE C: Distribution Plan

The Portfolio has adopted a Plan for Class B shares pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the "Plan"). Under the Plan, the Portfolio pays distribution and servicing fees to the Distributor at an annual rate of up to .50% of the Portfolio's average daily net assets attributable to the Class B shares. The fees are accrued daily and paid monthly. The Board of Directors currently limit payments under the Plan to .25% of the Portfolio's average daily net assets attributable to Class B shares. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities.

The Portfolio is not obligated under the Plan to pay any distribution and servicing fees in excess of the amounts set forth above. The purpose of the payments to the Distributor under the Plan is to compensate the Distributor for its distribution services with respect to the sale of the Portfolio's shares. Since the Distributor's compensation is not directly tied to its expenses, the amount of compensation received by it under the Plan during any year may be more or less than its actual expenses. For this reason, the Plan is characterized by the staff of the Commission as being of the "compensation" variety.

In the event that the Plan is terminated or not continued, no distribution and servicing fees (other than current amounts accrued but not yet paid) would be owed by the Portfolios to the Distributor.

The Plan also provides that the Adviser may use its own resources to finance the distribution of the Portfolio's shares.

10

                                         Alliance Variable Products Series Fund
_______________________________________________________________________________

NOTE D: Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2002, were as follows:

Purchases:
Stocks and debt obligations                                       $ 12,945,229
U.S. government and agencies                                                -0-

Sales:
Stocks and debt obligations                                       $  6,958,985
U.S. government and agencies                                                -0-


At June 30, 2002, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

Gross unrealized appreciation                                        $ 866,389
Gross unrealized depreciation                                       (4,971,214)
Net unrealized depreciation                                       $ (4,104,825)

1. Forward Exchange Currency Contracts

The Portfolio may enter into forward exchange currency contracts to hedge exposure to changes in foreign currency exchange rates on foreign portfolio holdings, to hedge certain firm purchase and sales commitments denominated in foreign currencies and for investment purposes. A forward exchange currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate.

The Portfolio may enter into contracts to deliver or receive foreign currency it will receive from or require for its normal investment activities. It may also use contracts in a manner intended to protect foreign currency denominated securities from declines in value due to unfavorable exchange rate movements. The gain or loss arising from the difference between the original contracts and the closing of such contracts is included in realized gains or losses from foreign currency transactions. Fluctuations in the value of forward exchange currency contracts are recorded for financial reporting purposes as unrealized gains or losses by the Portfolio.

The Portfolio's custodian will place and maintain cash not available for investment or other liquid assets in a separate account of the Portfolio having an approximate value equal to the aggregate amount of the portfolio's commitments under forward exchange currency contracts entered into with respect to position hedges.

Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The face or contract amount, in U.S. dollars, reflects the total exposure the Portfolio has in that particular currency contract.

At June 30, 2002, the Portfolio had no outstanding forward exchange currency contracts.

2. Option Transactions

For hedging and investment purposes, the Portfolio may purchase and write call options and purchase put options on U.S. securities that are traded on U.S. securities exchanges and over-the-counter markets.

The risk associated with purchasing an option is that the Portfolio pays a premium whether or not the option is exercised. Additionally, the Portfolio bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

When the Portfolio writes an option, the premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from which written options expire unexercised are recorded by the Portfolio on the expiration date as realized gains from written options. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium received is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium received is added to the proceeds from the sale of the underlying security or currency in determining whether the Portfolio has realized a gain or loss. In writ-


11


HIGH-YIELD PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)                              Alliance Variable Products Series Fund
_______________________________________________________________________________

ing an option, the Portfolio bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Portfolio could result in the Portfolio selling or buying a security or currency at a price different from the current market value.
The Portfolio had no transactions in options written for the six months ended June 30, 2002.

NOTE E: Distributions to Shareholders

The tax character of distributions paid during the fiscal year ended December 31, 2001 and December 31, 2000 were as follows:

                                                   2001             2000
                                                -----------     -----------
Distributions paid from:
  Ordinary income                               $ 2,037,954     $ 2,056,687
Total taxable distributions                       2,037,954       2,056,687
Total distributions paid                        $ 2,037,954     $ 2,056,687

As of December 31, 2001, the components of accumulated earnings/(deficit) on a tax basis were as follows:


Undistributed ordinary income                                   $ 2,136,514
Accumulated earnings                                              2,136,514
Accumulated capital and other losses                            (12,696,842)(a)
Unrealized appreciation/(depreciation)                           (1,765,540)(b)
Total accumulated earnings/(deficit)                          $ (12,325,868)


(a) On December 31, 2001, the Portfolio had a net capital loss carryforward of $12,662,655 of which $63,971 expires in the year 2006, $3,933,459 expires in the year 2007, $5,774,960 expires in the year 2008, and $2,890,265 expires in the year 2009. To the extent future capital gains are offset by capital loss carryforwards, such gains will not be distributed. Based on certain provisions in the Internal Revenue Code, various limitations regarding the future utilization of these carryforwards, brought forward as a result of the Portfolio's merger with Brinson Series Trust High Income Portfolio, may apply. Net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Portfolio's next taxable year. For the year ended December 31, 2001, the Portfolio deferred to January 1, 2002, post October capital losses of $34,187.

(b) The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to the tax deferral of losses on wash sales and the difference between book and tax amortization methods for premium and market discount.


12

                                         Alliance Variable Products Series Fund
_______________________________________________________________________________

NOTE F: Capital Stock
There are 500,000,000 Class A shares of $.001 par value capital stock authorized. Transactions in capital stock were as follows:

                               SHARES                         AMOUNT
                    ---------------------------  ------------------------------
                   Six Months Ended  Year Ended  Six Months Ended  Year Ended
                     June 30, 2002  December 31,  June 30, 2002   December 31,
                      (unaudited)       2001       (unaudited)        2001
                     ------------  ------------  --------------  --------------
Shares sold              928,062     1,898,761     $ 6,914,017    $ 14,804,355
Shares issued in
  connection with
  acquisition
  of Brinson Series
  Trust High Income
  Portfolio                   -0-       82,390              -0-        604,121
Shares issued in
  reinvestment of
  dividends              309,442       268,152       2,125,869       2,037,954
Shares redeemed         (392,958)     (903,663)     (2,896,374)     (7,071,106)
Net increase             844,546     1,345,640     $ 6,143,512    $ 10,375,324


NOTE G: Concentration of Risk

Investing in securities of foreign companies or foreign governments involves special risks which include changes in foreign exchange rates and the possibility of future political and economic developments which could adversely affect the value of such securities. Moreover, securities of many foreign companies or foreign governments and their markets may be less liquid and their prices more volatile than those of comparable United States companies or of the United States government.

NOTE H: Bank Borrowing

A number of open-end mutual funds managed by the Adviser, including the Portfolio, participate in a $750 million revolving credit facility (the "Facility") intended to provide short-term financing if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in the miscellaneous expenses in the statement of operations. The Portfolio did not utilize the Facility during the six months ended June 30, 2002.

NOTE I: Acquisition of Brinson Series Trust High Income Portfolio

On October 26, 2001, the Portfolio acquired all of the assets and liabilities, of the Brinson Series Trust High Income Portfolio pursuant to a plan of reorganization approved by the shareholders of Brinson Series Trust High Income Portfolio on March 1, 2001. The acquisition was accomplished by a tax-free exchange of 82,390 shares of the Portfolio for 79,463 shares of Brinson Series Trust High Income Portfolio on October 26, 2001. The aggregate net assets of the Portfolio and Brinson Series Trust High Income Portfolio immediately before the acquisition were $28,122,652 and $604,121 (including $2,248 net unrealized depreciation of investments), respectively. Immediately after the acquisition, the combined net assets of the Portfolio amounted to $28,726,773.


13

HIGH-YIELD PORTFOLIO
FINANCIAL HIGHLIGHTS                     Alliance Variable Products Series Fund
_______________________________________________________________________________

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                              CLASS A
                                            -----------------------------------------------------------------------------
                                            Six Months                                                       October 27,
                                               Ended                  Year Ended December 31,                1997 (b) to
                                          June 30, 2002  --------------------------------------------------  December 31,
                                            (unaudited)      2001 (a)     2000         1999         1998         1997
                                            -----------  -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of period          $ 7.51       $ 7.91       $ 9.14       $ 9.94      $ 10.33      $ 10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (c)(d)                     .27          .63          .74          .91         1.03          .13
Net realized and unrealized gain (loss)
  on investment and foreign currency
  transactions                                  (.81)        (.38)       (1.18)       (1.16)       (1.41)         .20
Net increase (decrease) in net asset
  value from operations                         (.54)         .25         (.44)        (.25)        (.38)         .33

LESS: DIVIDENDS
Dividends from net investment income            (.46)        (.65)        (.79)        (.55)        (.01)          -0-
Net asset value, end of period                $ 6.51       $ 7.51       $ 7.91       $ 9.14       $ 9.94      $ 10.33

TOTAL RETURN
Total investment return based on
  net asset value (e)                          (7.57)%       3.04%       (5.15)%      (2.58)%      (3.69)%       3.30%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
   (000's omitted)                           $32,633      $31,283      $22,333      $24,567      $16,910       $1,141
Ratio to average net assets of:
   Expenses, net of waivers and
     reimbursements                              .99%(f)      .95%         .95%         .95%         .95%         .95%(f)
   Expenses, before waivers and
     reimbursements                             1.33%(f)     1.51%        1.42%        1.40%        1.80%        8.26%(f)
   Net investment income (c)                    7.37%(f)     8.08%        8.68%        9.72%        9.77%        7.28%(f)
Portfolio turnover rate                           26%          95%         175%         198%         295%           8%



(a) As required, effective January 1, 2001, the Portfolio has adopted the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies, and began amortizing premium on debt securities for financial statement reporting purposes only. For the year ended December 31, 2001, the effect of this change was to decrease net investment income by less than $.01 per share, decrease net realized and unrealized loss on investments by less than $.01 per share and decrease the ratio of net investment income to average net assets from 8.14% to 8.08%. Per share ratios and supplemental data for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.

(b)  Commencement of operations.

(c)  Net of expenses reimbursed or waived by the Adviser.

(d)  Based on average shares outstanding.

(e) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

(f)  Annualized.


14


HIGH YIELD PORTFOLIO                     Alliance Variable Products Series Fund
_______________________________________________________________________________

BOARD OF DIRECTORS
John D. Carifa, Chairman and President
Ruth Block (1)
David H. Dievler (1)
John H. Dobkin (1)
William H. Foulk, Jr. (1)
Clifford L. Michel (1)
Donald J. Robinson (1)

OFFICERS
Kathleen A. Corbet, Senior Vice President
Alfred L. Harrison, Senior Vice President
Andrew S. Adelson, Vice President
Andrew Aran, Vice President
Bruce K. Aronow, Vice President
Edward Baker, Vice President
Thomas J. Bardong, Vice President
Matthew Bloom, Vice President
Mark H. Breedon, Vice President
Russell Brody, Vice President
Kenneth T. Carty, Vice President
Frank Caruso, Vice President
John F. Chiodi, Vice President
Paul J. DeNoon, Vice President
Joseph C. Dona, Vice President
Gregory Dube, Vice President
Marilyn G. Fedak, Vice President
Jane Mack Gould, Vice President
David A. Kruth, Vice President
Alan E. Levi, Vice President
Michael Levy, Vice President
Gerald T. Malone, Vice President
Andrew Moloff, Vice President
Michael Mon, Vice President
Daniel Nordby, Vice President
Raymond J. Papera, Vice President
Douglas J. Peebles, Vice President
Jeffrey S. Phlegar, Vice President
Daniel G. Pine, Vice President
Steven Pisarkiewicz, Vice President
Michael J. Reilly, Vice President
John Ricciardi, Vice President
Paul C. Rissman, Vice President
Kevin F. Simms, Vice President
Michael A. Snyder, Vice President
Annie Tsao, Vice President
Jean Van De Walle, Vice President
Richard A. Winge, Vice President
Sandra Yeager, Vice President
Edmund P. Bergan, Jr., Secretary
Mark D. Gersten, Treasurer & Chief Financial Officer
Thomas Manley, Controller

CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

DISTRIBUTOR
Alliance Fund Distributors, Inc.
1345 Avenue of the Americas
New York, NY 10105

INDEPENDENT AUDITORS
Ernst & Young LLP
5 Times Square
New York, NY 10036

LEGAL COUNSEL
Seward & Kissel
One Battery Park Plaza
New York, NY 10004

TRANSFER AGENT
Alliance Global Investor Services, Inc.
P.O. Box 1520
Secaucus, NJ 07096-1520
Toll-free 1-(800) 221-5672


(1)  Member of the Audit Committee.


15